Other Real Estate Acquired in Settlement of Loans	12 Months Ended
Dec. 31, 2020
Other Real Estate Acquired in Settlement of Loans
Other Real Estate Acquired in Settlement of Loans

(3)     Other Real Estate Acquired in Settlement of Loans

(in thousands)	2020	2019
Commercial	$920	$1,155
Real estate construction - commercial	10,986	11,553
Real estate mortgage - residential	201	230
Real estate mortgage - commercial	2,798	2,799
Total	$14,905	$15,737
Less valuation allowance for other real estate owned	(2,614)	(2,956)
Total other real estate owned	$12,291	$12,781

Changes in the net carrying amount of other real estate owned for the years indicated:

Balance at December 31, 2018	$16,693
Additions	452
Proceeds from sales	(1,435)
Charge-offs against the valuation allowance for other real estate owned, net	(95)
Net gain on sales	122
Balance at December 31, 2019	$15,737
Additions	73
Proceeds from sales	(516)
Charge-offs against the valuation allowance for other real estate owned, net	(347)
Donation	(266)
Net gain on sales	224
Total other real estate owned	$14,905
Less valuation allowance for other real estate owned	(2,614)
Balance at December 31, 2020	$12,291

At December 31, 2020, $287,000 of consumer mortgage loans secured by residential real estate properties were in the process of foreclosure compared to $252,000 of consumer mortgage loans in the process of foreclosure at December 31, 2019.

Activity in the valuation allowance for other real estate owned in settlement of loans for the years indicated:

(in thousands)	2020	2019	2018
Balance, beginning of period	$2,956	$3,002	$3,221
Provision for other real estate owned	5	49	26
Charge-offs	(347)	(95)	(245)
Balance, end of period	$2,614	$2,956	$3,002